DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Liability Activity

The following table is a summary of the derivative liability activity for the nine months ended September 30, 2021:

Derivative Liability Balance as of December 31, 2020	$5,303,984
Liability extinguished	(5,303,984)
Derivative Liability Balance as of September 30, 2021	$—

The following table is a summary of the derivative liability activity for the years ended December 31, 2020 and 2019:

Derivative Liability Balance as of December 31, 2018	$10,114,452
Additional derivative liability on new notes	4,507,380
Change in fair value of derivative liability	(6,196,026)
Liability extinguished	(708,656)
Derivative Liability Balance as of December 31, 2019	7,717,150
Additional derivative liability on new notes	447,903
Change in fair value of derivative liability	(2,861,069)
Derivative Liability Balance as of December 31, 2020	$5,303,984

The following table is a summary of the derivative liability activity for the years ended December 31, 2020 and 2019:

Derivative Liability Balance as of December 31, 2018	$10,114,452
Additional derivative liability on new notes	4,507,380
Change in fair value of derivative liability	(6,196,026)
Liability extinguished	(708,656)
Derivative Liability Balance as of December 31, 2019	7,717,150
Additional derivative liability on new notes	447,903
Change in fair value of derivative liability	(2,861,069)
Derivative Liability Balance as of December 31, 2020	$5,303,984